ADDITIONAL INFORMATION	6 Months Ended
Jun. 30, 2022
ADDITIONAL INFORMATION
ADDITIONAL INFORMATION

30.ADDITIONAL INFORMATION

30.1Share purchase and sale agreement

On June 29, 2022, through a Notice to the Market, the Company informed by means of the execution, of the “Share Purchase Agreement” the Company, as purchaser, on the closing date, will acquire the totality of shares issued by Caravelas Florestal S.A. (“Caravelas”).

In consideration for the shares of the Caravelas, the Company agreed to pay the price corresponding to R$336,000 Brazilian Reais which is subjected to money adjustments up to closing and paid in one installment after the fulfillment of conditions precedent, market practice in similar transactions, including the approval/final decision of the Transaction by the Brazilian antitrust authorities, which the Company expects to obtain by the end of August 2022. The base price is subject to inflation and post-closing price adjustments based on the debt, cash position and other costs related to the Caravelas.